GOLDEN OAK(R) FAMILY OF FUNDS
Golden Oak(R) Growth Portfolio
Golden Oak(R) Value Portfolio
Golden Oak(R) Small Cap Value Portfolio
Golden Oak(R) International Equity Portfolio
Golden Oak(R) Intermediate-Term Income Portfolio
Golden Oak(R) Michigan Tax Free Bond Portfolio
Golden Oak(R) Prime Obligation Money Market Portfolio
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Supplement to Prospectus dated July 9, 2002


Under the heading entitled "PORTFOLIO MANAGERS," please remove the first paragraph and replace it with the following:

      "James Nawrocki serves as Vice President and Trust Officer of CB Wealth Management, NA. He has managed the Golden Oak(R) Intermediate-Term Income Portfolio and its corresponding Former Portfolio since October
1999. In addition, Mr. Nawrocki assumed sole responsibility for management of the Golden Oak(R) Michigan Tax Free Bond Portfolio in October 2002, and prior thereto he was part of the management team of that Portfolio and its corresponding Former Portfolio. From June 1998 to October 1999, Mr. Nawrocki served as a financial consultant at First of Michigan Corporation. For the 12 years prior to June 1998, Mr. Nawrocki managed fixed income and credit portfolios for The Dow Chemical Company including defined benefit and defined contribution pension plan portfolios as well as domestic and off-shore P&C insurance company assets."

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                                                          November 15, 2002
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Golden Oak(R) Family of Funds
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c/o Federated Shareholder Services Company
5800 Corporate Drive
Pittsburgh, PA 15237-7010

------------------------- Cusip 38113Q601          Cusip 38113Q858
Cusip 38113Q106
------------------------- Cusip 38113Q809          Cusip 38113Q866
Cusip 38113Q205
Cusip 38113Q403           Cusip 38113Q700          Cusip 38113Q841
------------------------- Cusip 38113Q882          Cusip 38113Q833
Cusip 38113Q304
------------------------- Cusip 38113Q874
Cusip 38113Q502

27906 (11/02)